Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lazard US Realty Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s primary investment objective is current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with long-term capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its assets in dividend-paying common and preferred stocks, convertible securities and fixed income securities of US Realty Companies (defined below), as well as certain synthetic instruments related to US Realty Companies. Such synthetic instruments are investments that have economic characteristics similar to the Portfolio’s direct investments in US Realty Companies and may include warrants, rights, options and shares of ETFs.

The Investment Manager focuses on investments having the potential to deliver regular income and to offer the opportunity for long-term growth and capital appreciation. The Investment Manager conducts proprietary quantitative, qualitative and on-site real estate analysis to select the Portfolio’s investments, which may include, as appropriate, research at the macroeconomic, sector, company and property level. The Investment Manager’s individual company research may consider a number of quantitative measures, including earnings growth potential, price to earnings or free cash flow multiples, price to NAV ratios, dividend yield and potential for growth, return on equity and return on assets, as well as qualitative factors such as overall business and growth strategy and quality of management.

“Realty Companies” are real estate-related companies of any size including, but not limited to, real estate investment trusts (“REITs”), real estate operating or service companies and companies in the homebuilding, lodging and hotel industries, as well as companies engaged in the natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real estate-intensive (i.e., the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to, the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate).

The Portfolio’s investments in preferred stock and convertible and fixed income securities may include securities which, at the time of purchase, are rated below “investment grade” by a nationally recognized statistical rating organization (“NRSRO”), or the unrated equivalent as determined by the Investment Manager (“junk bonds”).

The Portfolio may invest in issuers of any market capitalization and securities of any maturity, and the Portfolio’s investments also may include securities purchased in initial public offerings (“IPOs”).

The Portfolio also may invest up to 25% of its net assets in companies organized as master limited partnerships and their affiliates.

The Portfolio also may invest up to 20% of its assets in other securities and instruments of companies or entities (which need not be US Realty Companies), including, but not limited to, securities of non-US companies and other investment companies.

The Portfolio may, but is not required to, write put and covered call options on securities and indexes, for hedging purposes or to seek to increase returns.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Realty Companies Risk. Since the Portfolio focuses its investments in Realty Companies, the Portfolio could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of investments made by the Portfolio may be determined to a great extent by the current status of the real estate industry in general, or by other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, the investment strategies of the Portfolio could lead to securities investment results that may be significantly different from investments in securities of other industries or sectors or in a more broad-based portfolio generally.

The risks related to investments in Realty Companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. An investment in REITs may be adversely affected or lost if the REIT fails to comply with applicable laws and regulations. If the Portfolio invests in a REIT that subsequently fails to qualify as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), it is highly likely that the REIT will be subject to a substantial additional income tax liability that could cause it to liquidate investments, borrow funds under adverse conditions or, possibly, fail.

Small and Mid Cap Companies Risk. Many Realty Companies are small and mid cap companies, which carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The securities of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk; interest rate risk; deferral and omission of distributions; subordination; call and reinvestment risk; limited liquidity; limited voting rights; and special issuer redemption rights. In addition, unlike common stock, participation in the growth of an issuer may be limited.

•

Credit risk is the risk that a security held by the Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

•

Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Securities with longer periods before maturity or effective durations may be more sensitive to interest rate changes.

•	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

•

Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•

During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem, its issue at par earlier than the scheduled maturity, which is generally known as call risk. If this occurs during a time of lower or declining interest rates, the Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates). This is known as reinvestment risk.

•

Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

•

Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.

•

In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in US federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Portfolio.

Other Equity Securities Risks. The market value of a convertible security tends to perform like that of a regular debt security so that, if market interest rates rise, the value of the convertible security falls. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised, in which case the warrant may expire without being exercised and result in a loss of the Portfolio’s entire investment.

Fixed-Income Securities Risk. While fixed income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). Fixed-income securities are subject to interest rate risk, credit risk and call and reinvestment risk as described above for preferred securities. The Portfolio’s investments in lower-rated, higher-yielding securities are subject to greater credit risk than its higher-rated investments. If there is a decline in the credit quality of a fixed-income security (or any guarantor of payment on such security), or a perception of a decline, the security’s value could fall, potentially lowering the Portfolio’s share price. Junk bonds tend to be more volatile, less liquid and are considered speculative. During unusual market conditions, the Portfolio may not be able to sell certain securities at the time and price it would like.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as exposure to less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than US dollars carry the risk that such currencies will decline in value relative to the US dollar and affect the value of these investments held in the Portfolio. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Non-Diversification Risk. Although the Portfolio is classified as “diversified” under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified investment portfolios. The Portfolio’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Options Risk. Writing options on securities and indexes, including for hedging purposes, may reduce returns or increase volatility, perhaps substantially, and may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. Writing options is subject to many of the risks of, and can be highly sensitive to changes in the value of, the related security or index. As such, a small commitment to written options could potentially have a relatively large impact on the Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. Over-the-counter options purchased on securities and indexes are subject to the risk of default by the counterparty and can be illiquid.

Investment Companies and ETF Risk. Any investments in other investment companies and ETFs are subject to the risks of the investments of the investment companies and ETFs, as well as to the general risks of investing in investment companies and ETFs. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of any other investment companies and ETFs in which the Portfolio invests.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Although the Portfolio is classified as "diversified" under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified investment portfolios. The Portfolio's NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio's investments consisted of securities issued by a larger number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Year-by-Year Total Returns for Open Shares As of 12/31
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Realty Income Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of broad measures of market performance. The Portfolio commenced operations after all of the assets of an investment company advised by Grubb & Ellis Alesco Global Advisors, LLC (“Alesco”), Grubb & Ellis AGA Realty Income Fund (the “Predecessor Realty Income Fund”), were transferred to the Portfolio in exchange for Open Shares of the Portfolio in a tax-free reorganization on September 23, 2011. The bar chart shows how the performance of the Portfolio’s Open Shares (or the Predecessor Realty Income Fund’s Class A shares, prior to September 23, 2011) has varied from year to year. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Realty Income Portfolio by showing the Portfolio's year-by-year performance and its average annual performance compared to that of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The 50% FTSE NAREIT All Equity REITs Index/50% Wells Fargo Hybrid and Preferred Securities REIT Index shown in the table is an unmanaged index created by the Investment Manager, and is a 50/50 blend of the FTSE NAREIT All Equity REITs Index and the Wells Fargo Hybrid and Preferred Securities REIT Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LazardNet.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 6/30/09 40.10% Worst Quarter: 3/31/09 -13.67%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.67%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In future periods the Portfolio will no longer compare its performance to that of the S&P 500 Index, because the other indicies shown are believed to provide more appropriate comparisons for the Portfolio's performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Open Shares. After-tax returns of the Portfolio's other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown only for Open Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not offered prior to November 29, 2013) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

The 50% FTSE NAREIT All Equity REITs® Index/50% Wells Fargo Hybrid and Preferred Securities REIT® Index shown in the table is an unmanaged index created by the Investment Manager, and is a 50/50 blend of the FTSE NAREIT All Equity REITs Index and the Wells Fargo Hybrid and Preferred Securities REIT Index. In future periods the Portfolio will no longer compare its performance to that of the S&P 500 Index, because the other indicies shown are believed to provide more appropriate comparisons for the Portfolio’s performance.

FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) (Open)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.70%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	5.77%
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) (Institutional)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.70%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	27.38%
Wells Fargo Hybrid and Preferred Securities REIT Index (reflects no deduction for fees, expenses or taxes) (Open)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.38%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	15.65%
Wells Fargo Hybrid and Preferred Securities REIT Index (reflects no deduction for fees, expenses or taxes) (Institutional)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.38%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	12.39%
50% FTSE NAREIT All Equity REITs Index/50% Wells Fargo Hybrid and Preferred Securities REIT Index (reflects no deduction for fees, expenses or taxes) (Open)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.61%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	11.73%
50% FTSE NAREIT All Equity REITs Index/50% Wells Fargo Hybrid and Preferred Securities REIT Index (reflects no deduction for fees, expenses or taxes) (Institutional)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.61%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	19.98%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Open)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.74%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	22.36%
Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	599
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,373
1 Year	rr_AverageAnnualReturnYear01	23.32%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	26.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2011
Open Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	423
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	762
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,721
Annual Return 2009	rr_AnnualReturn2009	71.58%
Annual Return 2010	rr_AnnualReturn2010	33.15%
Annual Return 2011	rr_AnnualReturn2011	(0.16%)
Annual Return 2012	rr_AnnualReturn2012	23.00%
1 Year	rr_AverageAnnualReturnYear01	23.00%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	13.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2008
Open Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.14%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	9.42%
Open Shares | After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.93%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	9.66%
R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,361
1 Year	rr_AverageAnnualReturnYear01	23.32%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	26.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2013

[1]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.00%, 1.30% and .95% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.